DIVESTITURES (Details Textual) - Divestitures [Member] - Sierra Madre Gold And Silver Ltd [Member] - Definitive Agreement [Member] - Del Toro Silver Mine [Member]
$ / shares in Units, $ in Millions, $ in Millions
	1 Months Ended	12 Months Ended
	Dec. 17, 2025 CAD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 17, 2025 USD ($)
Disposal groups classified as held for sale [line items]
Proportion of ownership interest	100.00%
Total consideration			$ 60.0
Cash and cash equivalents			20.0
Equity interests of acquirer			10.0
Deemed price per share | $ / shares	$ 1.3
Contingent consideration		$ 20.0	$ 30.0
Customary closing condition	$ 40
Contingent consideration payable within 18 months		10.0
Reversal of impairment		20.3
Recoverable amount		40.0
Depletable mining interest [Member]
Disposal groups classified as held for sale [line items]
Reversal of impairment		10.6
Non-depletable mining interest [Member]
Disposal groups classified as held for sale [line items]
Reversal of impairment		6.3
Property, plant and equipment [Member]
Disposal groups classified as held for sale [line items]
Reversal of impairment		$ 3.4